Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Commitments And Contingent Liabilities [Line Items]
3/31/2014	$ 2,071
3/31/2015	1,560
3/30/2016	708
Total minimum annual rental payments, under non-cancelable lease agreements	$ 4,339